Stockholders' Equity, Restricted Stock Units Activity (Details) - 2015 Berry Global Group, Inc. Long-Term Incentive Plan [Member] - $ / shares shares in Thousands	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Equity Incentive Plans [Abstract]
Shares available for grant at end of year (in shares)	2,900	5,000
Restricted Stock Units [Member]
Equity Incentive Plans [Abstract]
Vesting period	4 years
Number of Shares [Roll Forward]
Awards outstanding, beginning of period (in shares)	660	354
Awards granted (in shares)	525	434
Awards vested (in shares)	(215)	(105)
Awards forfeited or cancelled (in shares)	(25)	(23)
Awards outstanding, end of period (in shares)	945	660
Weighted Average Grant Price [Abstract]
Awards outstanding, beginning of period (in dollars per share)	$ 58.82	$ 61.99
Awards granted (in dollars per share)	61.95	56.93
Awards vested (in dollars per share)	58.74	61.46
Awards forfeited or cancelled (in dollars per share)	60.93	59.75
Awards outstanding, end of period (in dollars per share)	$ 60.52	$ 58.82